INTANGIBLE ASSETS - Expected Future Amortization Expense (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Future Amortization Expense
2023	$ 1,668,000
2024	1,655,333
2025	1,630,000
2026	1,510,000
2027	1,030,002
Thereafter	2,210,000
Total Future Amortization Expense	$ 9,703,335	$ 581,333